Stockholders' Deficit - Common Stock (Details)				12 Months Ended
	Apr. 14, 2021 shares	Mar. 01, 2021 shares	Feb. 19, 2021 shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Stockholders' Equity (Deficit)
Class A common stock subject to possible redemption, shares outstanding				42,500,000	42,500,000
Common Class A [Member]
Stockholders' Equity (Deficit)
Common stock, shares authorized				400,000,000	400,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common stock, votes per share | Vote				1
Common Class A Subject to Redemption [Member]
Stockholders' Equity (Deficit)
Class A common stock subject to possible redemption, shares issued				42,500,000	42,500,000
Class A common stock subject to possible redemption, shares outstanding				42,500,000	42,500,000
Common Class B [Member]
Stockholders' Equity (Deficit)
Common stock, shares authorized				40,000,000	40,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Common stock, votes per share | Vote				1
Common stock, shares issued				10,625,000	10,625,000
Common stock, shares outstanding				10,625,000	10,625,000
Aggregate number of shares owned			10,062,500
Conversion ratio				1
Number of shares for which forfeiture condition has expired (in shares)	1,450,000
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)				20.00%
Common Class B [Member] | Sponsor [Member]
Stockholders' Equity (Deficit)
Stock dividend		2,012,500	2,875,000
Aggregate number of shares owned		12,075,000